UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-03883

DWS Communications Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Communications Fund

	Shares	Value ($)

Common Stocks 97.9%
Communications Equipment 3.1%
ADTRAN, Inc.	460,000	10,966,400
Financials 10.2%
Capital One Financial Corp.	100,000	7,866,000
First Marblehead Corp.	50,000	3,463,000
Freddie Mac	241,000	15,985,530
Leucadia National Corp. (a)	309,300	8,094,381

		35,408,911
International Network Operations 2.3%
Chunghwa Telecom Co., Ltd. (ADR)	87,516	1,514,902
Telefonos de Mexico SA de CV “L” (ADR)	250,800	6,415,464

		7,930,366
Media 6.3%
Comcast Corp. “A”*	76,035	2,801,890
Cox Radio, Inc. “A”* (a)	350,000	5,372,500
Discovery Holding Co. “A”* (a)	63,895	923,922
Gray Television, Inc. (a)	703,700	4,510,717
Jupiter Telecommunications Co., Ltd.*	250	188,571
Liberty Global, Inc. “A”*	34,949	899,587
Liberty Global, Inc. “C”* (a)	35,444	888,227
Liberty Media Holding Corp. - Capital “A”* (a)	31,947	2,669,811
Liberty Media Holding Corp. - Interactive “A”*	159,739	3,255,481
Triple Crown Media, Inc.*	70,370	512,293

		22,022,999
National Carriers 4.7%
Atlantic Tele-Network, Inc. (a)	361,825	6,686,526
Embarq Corp. (a)	201,193	9,731,706

		16,418,232
Software & Applications 5.0%
IHS, Inc. “A”* (a)	174,000	5,581,920
Liquidity Services, Inc.*	481,000	7,498,790
NeuStar, Inc. “A”*	150,000	4,162,500

		17,243,210
Specialty Services 22.8%
Cbeyond, Inc.* (a)	600,000	16,470,000
PagesJaunes SA	415,000	11,787,799
R.H. Donnelley Corp.* (a)	631,012	33,380,535
Yell Group PLC	1,586,000	17,683,659

		79,321,993
Wireless Services 43.5%
America Movil SA de CV “L” (ADR)	669,000	26,338,530
American Tower Corp. “A”*	1,144,500	41,774,250
Crown Castle International Corp.* (a)	468,300	16,502,892
EMS Technologies, Inc.*	173,000	3,248,940

NII Holdings, Inc.*	400,000	24,864,000
Nokia Oyj (ADR)	5,000	98,450
SBA Communications Corp. “A”* (a)	548,145	13,336,368
Sprint Nextel Corp.	823,876	14,129,473
Tim Participacoes SA (ADR) (Preferred) (a)	398,100	11,087,085
Vodafone Group PLC (ADR)	542	12,390

		151,392,378

Total Common Stocks (Cost $225,513,178)		340,704,489
Securities Lending Collateral 14.7%
Daily Assets Fund Institutional, 5.31% (b) (c) (Cost $51,427,362)	51,427,362	51,427,362
Cash Equivalents 2.4%
Cash Management QP Trust, 5.34% (d) (Cost $8,340,995)	8,340,995	8,340,995
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 285,281,535)	115.0	400,472,846
Other Assets and Liabilities, Net	(15.0)	(52,380,900)

Net Assets	100.0	348,091,946

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $50,496,351 which is 14.5% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Communications Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Communications Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 November 21, 2006